CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Casino	$ 532	$ 538	$ 2,177	$ 2,286	$ 5,418
Food and beverage	196	201	788	823	1,495
Rooms	243	229	923	878	1,207
Other revenue	129	122	527	495	742
Reimbursed management costs			0	10	243
Less: casino promotional allowances	(137)	(140)	(538)	(563)	(1,138)
Net revenues	963	950	3,877	3,929	7,967
Direct
Casino	283	285	1,128	1,194	3,253
Food and beverage	93	93	383	399	694
Rooms	63	59	249	227	315
Property, general, administrative, and other	234	250	1,166	1,052	1,930
Reimbursable management costs			0	10	243
Depreciation and amortization	102	112	439	374	658
Impairment of goodwill			0	0	695
Impairment of tangible and other intangible assets			0	1	299
Corporate expense	33	41	166	174	232
Other operating costs	(3)	22	89	152	203
Total operating expenses	805	862	3,620	3,583	8,522
Income/(loss) from operations	158	88	257	346	(555)
Interest expense	(147)	(151)	(599)	(683)	(2,669)
Deconsolidation and restructuring of CEOC and other	(463)	(237)	(5,758)	6,115	(95)
Income/(loss) from continuing operations before income taxes	(452)	(300)	(6,100)	5,778	(3,319)
Income tax benefit/(provision)	(72)	(7)	(27)	119	596
Income/(loss) from continuing operations, net of income taxes	(524)	(307)	(6,127)	5,897	(2,723)
Discontinued operations, net of income taxes	0	33	3,380	155	(143)
Income/(loss) from discontinued operations attributable to Caesars, net of income taxes	0	33	3,380	155	(143)
Net income/(loss)	(524)	(274)	(2,747)	6,052	(2,866)
Net (income)/loss attributable to noncontrolling interests	(22)	(34)	(822)	(132)	83
Net income/(loss) attributable to Caesars	$ (546)	$ (308)	$ (3,569)	$ 5,920	$ (2,783)
Earnings/(loss) per share - basic and diluted
Basic earnings/(loss) per share from continuing operations			$ (47.52)	$ 39.80	$ (18.53)
Basic earnings/(loss) per share from discontinued operations			23.11	1.08	(1.00)
Basic earnings/(loss) per share		$ (2.12)	(24.41)	40.88	(19.53)
Diluted earnings/(loss) per share from continuing operations			(47.52)	39.20	(18.53)
Diluted earnings/(loss) per share from discontinued operations			23.11	1.06	(1.00)
Diluted earnings/(loss) per share		(2.12)	$ (24.41)	$ 40.26	$ (19.53)
Weighted-average common shares outstanding - basic			146	145	142
Weighted-average common shares outstanding - diluted			146	147	142
Basic and diluted loss per share from continuing operations	$ (3.71)	(2.35)
Basic and diluted earnings per share from discontinued operations	0.00	0.23
Basic and diluted loss per share	$ (3.71)	$ (2.12)
Weighted-average common shares outstanding	147	145
Comprehensive income/(loss):
Other comprehensive loss, net of income taxes			$ (2)	$ 0	$ (2)
Comprehensive income/(loss)			(2,749)	6,052	(2,868)
Comprehensive (income)/loss attributable to noncontrolling interests			(822)	(132)	83
Comprehensive income/(loss) attributable to Caesars			$ (3,571)	$ 5,920	$ (2,785)